11. Equity (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Number of Shares Outstanding beginning balance	0	0
Number of Shares, Issued	125,000,000	0
Number of Shares, Exercised	0	0
Number of Shares, Expired	0	0
Number of Shares Outstanding ending balance	125,000,000	0
Number of shares Exercisable	125,000,000
Weighted-average Exercise Price Outstanding beginning balance
Weighted-average Exercise Price, Issued	0.02
Weighted-average Exercise Price, Exercised
Weighted-average Exercise Price, Expired
Weighted-average Exercise Price Outstanding ending balance	0.02
Weighted-average Exercise Price, Exercisable	$ 0.02
Remaining Contractual Term (years), Issued	5 years
Remaining Contractual Term (years) Outstanding ending balance	4 years 10 months 25 days
Remaining Contractual Term (years), Exercisable	4 years 10 months 25 days
Aggregate Intrinsic Value Outstanding beginning balance	$ 0	$ 0
Aggregate Intrinsic Value, Granted	0	0
Aggregate Intrinsic Value, Exercised	0	0
Aggregate Intrinsic Value, Expired/Forfeited	0	0
Aggregate Intrinsic Value Outstanding ending balance	0	$ 0
Aggregate Intrinsic Value, Exercisabe	$ 0